Expense Example - VIPFundsManagerFunds-ServiceService2ComboPRO - VIPFundsManagerFunds-ServiceService2ComboPRO - VIP FundsManager 70% Portfolio	Apr. 30, 2025 USD ($)
VIP FundsManager 70% Portfolio - Service Class
Expense Example:
1 year	$ 69
3 years	245
5 years	441
10 years	1,007
VIP FundsManager 70% Portfolio - Service Class 2
Expense Example:
1 year	85
3 years	292
5 years	522
10 years	$ 1,183